COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments under Non-Cancelable Operating Leases

The future minimum lease commitments under non-cancelable operating leases as of March 31, 2018 are as follows:

Years ending March 31,	(Yen in millions)
2019	¥6,753
2020	4,805
2021	3,046
2022	1,861
2023	1,279
2024 and thereafter	2,981

¥20,725